American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2025 Portfolio
October 31, 2022

One Choice Blend+ 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 38.9%
Avantis Core Fixed Income Fund G Class	613,290	4,961,514
Avantis Short-Term Fixed Income Fund G Class	59,489	543,132
High Income Fund G Class	121,619	975,385
Inflation-Adjusted Bond Fund G Class	77,244	848,141
Short Duration Inflation Protection Bond Fund G Class	77,135	810,693
		8,138,865
Domestic Equity Funds — 35.8%
American Century Low Volatility ETF	19,151	801,073
Avantis U.S. Equity Fund G Class	176,899	2,352,753
Avantis U.S. Small Cap Value Fund G Class	16,117	238,528
Focused Dynamic Growth Fund G Class	37,425	1,485,012
Focused Large Cap Value Fund G Class	176,447	1,745,057
Heritage Fund G Class	10,257	218,578
Mid Cap Value Fund G Class	26,504	423,794
Small Cap Growth Fund G Class	12,173	223,012
		7,487,807
International Equity Funds — 13.5%
Avantis Emerging Markets Equity Fund G Class	13,211	119,959
Avantis International Equity Fund G Class	112,220	1,053,749
Emerging Markets Fund G Class	11,985	108,585
Focused International Growth Fund G Class	41,026	571,082
Global Real Estate Fund G Class	24,167	265,107
International Small-Mid Cap Fund G Class	8,035	69,741
Non-U.S. Intrinsic Value Fund G Class	82,306	646,101
		2,834,324
International Fixed Income Funds — 11.8%
Emerging Markets Debt Fund G Class	45,917	377,893
Global Bond Fund G Class	239,875	2,091,708
		2,469,601
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $22,974,428)		20,930,597
OTHER ASSETS AND LIABILITIES†		(263)
TOTAL NET ASSETS — 100.0%		$20,930,334

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$5,409	$652	$709	$(391)	$4,961	613	$(86)	$41
Avantis Short-Term Fixed Income Fund	556	55	51	(17)	543	59	(3)	2
High Income Fund	1,075	66	131	(35)	975	122	(17)	17
Inflation-Adjusted Bond Fund	924	64	71	(69)	848	77	(6)	—
Short Duration Inflation Protection Bond Fund	862	57	76	(32)	811	77	(2)	—
American Century Low Volatility ETF	822	63	71	(13)	801	19	(4)	3
Avantis U.S. Equity Fund	2,495	186	302	(26)	2,353	177	(22)	—
Avantis U.S. Small Cap Value Fund	250	22	39	5	238	16	(1)	—
Focused Dynamic Growth Fund	1,665	197	292	(85)	1,485	37	(47)	—
Focused Large Cap Value Fund	1,802	132	197	8	1,745	176	(18)	13
Heritage Fund	258	14	55	2	219	10	(8)	—
Mid Cap Value Fund	446	30	48	(4)	424	27	(5)	3
Small Cap Growth Fund	244	14	38	3	223	12	(7)	—
Avantis Emerging Markets Equity Fund	144	7	18	(13)	120	13	(3)	—
Avantis International Equity Fund	1,156	93	112	(83)	1,054	112	(16)	—
Emerging Markets Fund	129	9	18	(11)	109	12	(5)	—
Focused International Growth Fund	642	58	71	(58)	571	41	(16)	—
Global Real Estate Fund	303	29	31	(36)	265	24	(6)	—
International Small-Mid Cap Fund	81	4	13	(2)	70	8	(4)	—
Non-U.S. Intrinsic Value Fund	691	52	36	(61)	646	82	(6)	—
Emerging Markets Debt Fund	426	18	52	(14)	378	46	(8)	2
Global Bond Fund	2,296	184	254	(134)	2,092	240	(27)	14
	$22,676	$2,006	$2,685	$(1,066)	$20,931	2,000	$(317)	$95
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.